Land use right, net	12 Months Ended
Dec. 31, 2024
Land use right, net
Land use right, net

9. Land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	13,838
Less: Accumulated amortization	(10,478)	(12,540)	(1,718)
Net book value	90,529	88,467	12,120

In December 2018, the Group obtained the certificate for a land use right, which had been fully paid, and started to amortize over the remaining period of the right to use the land. Amortization expenses for land use right were RMB2,062, RMB2,061 and RMB2,062 for the years ended December 31, 2022, 2023 and 2024, respectively. Refer to Note 2(r) for impairment test.